Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net deferred tax asset and valuation allowance	$ 649,000	$ 660,000
Federal net operating loss carryforwards	$ 17,429,000
Statutory effective tax rate (as a percent)	21.00%	21.00%